GENERAL (Details Textual) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2016	May 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 31, 2013
Entity-Wide Revenue, Major Customer, Percentage			16.70%	15.00%	14.90%
Acquisition Costs	$ 233	$ 233			$ 233
Net Assets Acquired				$ 4,109	3,434
Present Value Of Acquisition Cost					$ 221
Business Combination Fair Value Of Earn Out Consideration			$ 487	2,109		$ 432
Fair Value Estimate Not Practicable First Earn Out				$ 228
Business Acquisition Percentage Of Outstanding Shares Acquired				100.00%
Additional Major Customer [Member]
Equity Method Investment, Ownership Percentage			11.90%	12.60%	10.50%
Mailvision Affiliated Company [Member]
Equity Method Investment, Ownership Percentage						29.20%
Business Combination Wavier Amount Recognized						$ 1,472
Business Combination Fair Value Of Sale Options						$ 376
Minimum [Member]
Entity-Wide Revenue, Major Customer, Percentage			10.00%